BOND PAYABLE (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)
Debt Instrument [Line Items]
Total bond payable	$ 0	$ 15,273,177
Interest expense, long term bank loans	1,343,019	2,172,228	$ 610,571
Level 1 [Member]
Debt Instrument [Line Items]
Total bond payable
Level 2 [Member]
Debt Instrument [Line Items]
Total bond payable	0
Level 3 [Member]
Debt Instrument [Line Items]
Total bond payable		0
Bond Payable Due September 4, 2016 [Member]
Debt Instrument [Line Items]
Issuance date	Sep. 04, 2014
Repayment date	Sep. 04, 2016
Borrow amount | ¥				¥ 100,000,000
Annual rate	10.75%			10.75%
Bond Payable Due September 4, 2016 [Member] | Level 1 [Member]
Debt Instrument [Line Items]
Total bond payable
Bond Payable Due September 4, 2016 [Member] | Level 2 [Member]
Debt Instrument [Line Items]
Total bond payable	0
Bond Payable Due September 4, 2016 [Member] | Level 3 [Member]
Debt Instrument [Line Items]
Total bond payable		$ 0